Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Office furniture and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Mainly percentage per annum	33.00%
Office furniture and equipment [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	6
Office furniture and equipment [Member] | Top of range [member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	33
Photovoltaic plants in Spain [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5
Mainly percentage per annum	5.00%
Biogas plants in the Netherlands [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	8
Mainly percentage per annum	8.00%
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Mainly percentage per annum	7.00%
Estimated useful lives	Over the shorter of the lease period or the life of the asset